UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

Alpha Architect ETFs

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Annual Report

September 30, 2022

ALPHA ARCHITECT ETFs

i

Alpha Architect ETFs

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2022

Empower Investors Through Education | Affordable Alpha

Dear Alpha Architect Family of Funds Shareholders,

Thank you for your investment in the Alpha Architect U.S. Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”), collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2022 (“FY 2022”). On February 1, 2017, QVAL, IVAL, QMOM, and IMOM transitioned from active management to passive management. The performance prior to February 1, 2017 reflects the performance of each of QVAL, IVAL, QMOM, and IMOM while actively managed. Performance after February 1, 2017 and before January 31, 2022 reflected each Fund’s objective of seeking to track the total return performance, before fees and expenses, of its index. Each Fund’s index was based on a proprietary methodology developed by Alpha Architect, LLC and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). On January 31, 2022, QVAL, IVAL, QMOM, and IMOM transitioned from passive management to active management. The performance after January 31, 2022 reflects the performance of each of QVAL, IVAL, QMOM, and IMOM while actively managed.

VMOT is structured as a “fund of funds” ETF that seeks to invest in value and momentum securities (using QVAL and IVAL ETFs for value investments, and QMOM and IMOM for momentum investments) as well as applying hedging rules to the U.S. (QVAL and QMOM) and International (IVAL and IMOM) allocations based on a monthly assessment. VMOT seeks to provide long term capital appreciation while attempting to minimize market drawdowns.

The investment strategies and approaches used in managing the Funds generally remain the same, regardless of market conditions. QVAL seeks to identify cheap, high-quality stocks in the domestic (U.S.) market. IVAL seeks to identify cheap, high-quality stocks in international markets. QMOM seeks to identify stocks with the highest quality momentum in the domestic (U.S.) market. IMOM seeks to identify stocks with the highest quality momentum in international markets. VMOT seeks to identify Value (QVAL and IVAL) and Momentum (QMOM and IMOM) securities in both the domestic (U.S.) market and international markets (through the fund-of-funds structure) while also applying hedging rules based on a monthly assessment. All Funds target mid and large cap equities, either directly (QVAL, IVAL, QMOM, IMOM) or indirectly (VMOT, which holds shares of QVAL, QMOM, IVAL, and IMOM). The standalone Funds (QVAL, QMOM, IVAL, and IMOM) generally hold 50 or fewer positions. QVAL, IVAL, QMOM, and IMOM are diversified funds. In addition, VMOT holds shares of the four Funds and is considered diversified on a look-through basis.

The primary headline for FY 2022 was a shift in the market from being a growth-driven market to a value-driven market, much of which was tied to a dramatic change in inflation expectations and interest rates. Due to strong value tilts, four of the five Alpha Architect Funds (QVAL, IVAL, QMOM, and VMOT) experienced strong relative performance in the year versus their respective benchmarks.

Despite the volatility of financial markets in FY 2022, we continue to follow the quantitative methodologies behind each of the Funds. At times like these, we like to highlight that concentrated factor strategies focused on a specific style (e.g., value, growth, momentum, and so forth) can deviate greatly from traditional capitalization-weighted portfolios. This deviation from standard passive benchmarks is often more pronounced when factor style portfolios are more concentrated, which is the case for our Funds.

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

Finally, in FY 2022, VMOT hit its “5-year” mark—the Alpha Architect team would like to thank our investors throughout the years for making this possible.

The individual fund performance drivers during the most recent fiscal year/period are outlined below.

QVAL

For FY 2022, QVAL was down 13.06% at its market price and down 12.99% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Dillards, Inc. – Class A, which was up 67.91%. The second best performing security was The Mosaic Company, which was up 37.00% for the period. The third best performing security for the period was Kohl’s Corp., which was up 29.59% for the period.

The worst performing security in the Fund’s portfolio during the period was Matson, Inc., which was down 48.32%. The second worst performing security was American Eagle Outfitters, Inc., which was down 46.31% for the period. The third worst performing security was Winnebago Industries, Inc., which was down 40.78% for the period.

For FY 2022, QVAL outperformed the Solactive GBS United States 1000 NTR Index, which was down 18.10%.

QVAL distributed income to shareholders on a quarterly basis.

IVAL

For FY 2022, IVAL was down 23.06% at its market price and down 23.33% at NAV. The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Rheinmetall AG, which was up 131.34%. The second best performing security was New Hope Corp. Ltd., which was up 50.10% for the period. The third best performing security for the period was Yangzijiang Shipbuilding Holdings Ltd., which was up 47.79% for the period.

The worst performing security in the Fund’s portfolio during the period was Barratt Developments PLC, which was down 55.42%. The second worst performing security was Aurubis AG, which was down 46.78% for the period. The third worst performing security was Kingfisher PLC, which was down 42.77% for the period.

For FY 2022, IVAL outperformed the Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), which was down 25.33%.

IVAL distributed income to shareholders on an annual basis.

QMOM

For FY 2022, QMOM was down 10.25% at its market price and down 10.20% at NAV. The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Antero Resources Corp., which was up 92.86%. The second best performing security was Devon Energy Corp., which was up 58.85% for the period. The third best performing security for the period was Murphy USA, Inc., which was up 54.55% for the period.

The worst performing security in the Fund during the period was Asana, Inc. – Class A, which was down 46.65%. The second worst performing security was Crocs, Inc., which was down 40.56% for the period. The third worst performing security was Apollo Medical Holdings, Inc., which was down 37.43% for the period.

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

For FY 2022, QMOM outperformed the Solactive GBS United States 1000 NTR Index, which was down 18.10%.

QMOM distributed income to shareholders on an annual basis.

IMOM

For FY 2022, IMOM was down 32.29% at its market price and down 32.52% at NAV. The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Whitehaven Coal Ltd., which was up 134.55%. The second best performing security was Orron Energy AB, which was up 70.04% for the period. The third best performing security for the period was New Hope Corp. Ltd., which was up 50.10% for the period.

The worst performing security in the Fund’s portfolio during the period was RENOVA, Inc., which was down 67.86%. The second worst performing security was ZIM Integrated Shipping Services Ltd., which was down 59.22% for the period. The third worst performing security was Bachem Holding AG, which was down 46.66% for the period.

For FY 2022, IMOM underperformed the Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), which was down 25.33%.

IMOM distributed income to shareholders on an annual basis.

VMOT

For FY 2022, VMOT was down 5.97% at its market price and down 5.95% at NAV.

At times, VMOT will employ hedging when the trend-following signals are “triggered”. During FY 2022, these rules were triggered for much of the year in both domestic and international markets. These hedging signals prevented the portfolio from suffering the full extent of the broad market sell-off and lead to strong relative outperformance during FY 2022.

For FY 2022, VMOT outperformed a portfolio of 70% World Developed Stocks and 30% U.S. Treasury Bills1, which was down 15.23%.

VMOT distributed income to shareholders on an annual basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks during the time period held by the Funds, not necessarily for the entire fiscal year.

We appreciate your continued investment in the Funds.

Sincerely,

/s/ Wesley R. Gray

Wesley R. Gray Ph.D.
Chief Executive Officer

[1]	35% Solactive GBS United States 1000 NTR Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index, 30% Solactive 1-3 month US T-Bill Index

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value, (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Because VMOT is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Value Style Risk. Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund’s transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Derivatives Risk. Derivatives can be volatile and involve various types of degrees of risks including hedging risks. The use of derivatives in connection with the VMOT index’s hedging strategies may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities.

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

Fund of Funds Risk. VMOT primarily invests in the other Alpha Architect Funds and its performance largely depends on the investment performance of those underlying Alpha Architect Funds. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

INDICES

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

The Solactive 1-3 month US T-Bill Index is a rules-based, market value weighted index engineered for the short-term T-Bill market denominated in USD. The index is comprised of USD denominated T-Bills with a time to maturity of 1 to 3 months.

Indices do not incur any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*	Alpha is defined as the excess return of the fund relative to the return of the benchmark index.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment advisor is Empowered Funds, LLC, which is doing business as Alpha Architect.

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

Alpha Architect U.S. Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
			Since Inception
	1 Year	5 Year	(October 21, 2014)
Alpha Architect U.S. Quantitative Value ETF	(12.99%)	3.19%	3.52%
Solactive GBS U.S. 1000 Index	(18.10%)	8.42%	9.22%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on October 21, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector[1]	% Net Assets
Energy	38.7%[2]
Materials	23.2%
Consumer Discretionary	20.1%
Industrials	9.9%
Information Technology	5.8%
Consumer Staples	1.9%
Other[3]	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALPHA ARCHITECT ETFs

Alpha Architect International Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
			Since Inception
	1 Year	5 Year	(December 16, 2014)
Alpha Architect International Quantitative Value ETF	(23.33%)	(6.36%)	(0.47%)
Solactive GBS Developed Markets ex N.A. Large & Mid Cap Index	(25.33%)	(0.83%)	2.00%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on December 16, 2014. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Materials	31.5%[2]
Energy	28.3%[2]
Industrials	17.6%
Consumer Discretionary	13.6%
Information Technology	7.5%
Other[3]	1.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALPHA ARCHITECT ETFs

Alpha Architect U.S. Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
			Since Inception
	1 Year	5 Year	(December 1, 2015)
Alpha Architect U.S. Quantitative Momentum ETF	(10.20%)	10.28%	8.81%
Solactive GBS U.S. 1000 Index	(18.10%)	8.42%	9.33%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector[1]	% Net Assets
Energy	46.6%[2]
Health Care	16.7%
Materials	9.2%
Consumer Discretionary	7.9%
Industrials	6.0%
Consumer Staples	4.6%
Financials	4.3%
Communication Services	2.3%
Utilities	1.9%
Other[3]	0.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALPHA ARCHITECT ETFs

Alpha Architect International Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
			Since Inception
	1 Year	5 Year	(December 22, 2015)
Alpha Architect International Quantitative Momentum ETF	(32.52%)	(3.23%)	(0.46%)
Solactive GBS Developed Markets ex N.A. Large & Mid Cap Index	(25.33%)	(0.83%)	2.46%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on December 22, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Energy	29.9%[2]
Industrials	15.1%
Materials	13.6%
Utilities	13.2%
Financials	10.2%
Consumer Discretionary	8.2%
Communication Services	2.2%
Information Technology	2.1%
Health Care	2.1%
Consumer Staples	1.7%
Other[3]	1.7%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALPHA ARCHITECT ETFs

Alpha Architect Value Momentum Trend ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
			Since Inception
	1 Year	5 Year	(May 2, 2017)
Alpha Architect Value Momentum Trend ETF	(5.95%)	(0.90%)	0.72%
70% World Developed Stocks, 30% U.S. Treasury Bills-Solactive[1]	(15.23%)	3.29%	3.98%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on May 2, 2017. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

1.	35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return), 30% Solactive 1-3 month U.S. T-Bill Index.

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Alpha Architect Value Momentum Trend ETF

Sector[1]	% Net Assets
Investment Companies - Long	90.9%
Investment Companies - Short	(90.1%)
Other[2]	99.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALPHA ARCHITECT ETFs

INDEX OVERVIEW

SEPTEMBER 30, 2022 (UNAUDITED)

Solactive GBS United States 1000 Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

Solactive 1-3 Month US T-Bill Index

The Solactive 1-3 Month US T-Bill Index is a rules-based, market value weighted index engineered for the short-term T-Bill market denominated in USD. The index is comprised of USD denominated T-Bills with a time to maturity of 1 to 3 months.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2022

Shares		Value
COMMON STOCKS - 99.6%
Air Freight & Logistics - 1.9%
40,995	Expeditors International of Washington, Inc.	$3,620,268

Aluminum - 1.6%
89,840	Alcoa Corp.	3,024,014

Automobile Manufacturers - 1.9%
52,034	Thor Industries, Inc.	3,641,339

Automotive Retail - 1.9%
35,910	AutoNation, Inc. (a)	3,658,152

Coal & Consumable Fuels - 4.4%
30,339	Arch Resources, Inc.	3,598,205
185,120	Peabody Energy Corp. (a)(b)	4,594,678
		8,192,883
Commodity Chemicals - 5.8%
84,874	Dow, Inc.	3,728,515
81,147	Olin Corp.	3,479,583
43,188	Westlake Corp.	3,752,173
		10,960,271
Data Processing & Outsourced Services - 2.0%
283,372	Western Union Co.	3,825,522

Department Stores - 4.0%
13,983	Dillard’s, Inc.	3,814,003
238,490	Macy’s, Inc.	3,737,138
		7,551,141
Diversified Chemicals - 2.0%
150,750	Huntsman Corp.	3,699,405

Electrical Components & Equipment - 2.1%
33,507	Encore Wire Corp.	3,871,399

Fertilizers & Agricultural Chemicals - 4.0%
39,695	CF Industries Holdings, Inc.	3,820,644
75,332	Mosaic Co.	3,640,796
		7,461,440
Footwear - 2.0%
137,489	Steven Madden Ltd.	3,666,832

Homebuilding - 8.4%
53,770	Lennar Corp.	4,008,554
987	NVR, Inc. (a)	3,935,248
75,378	Skyline Champion Corp. (a)	3,985,235
92,451	Toll Brothers, Inc.	3,882,942
		15,811,979
Human Resource & Employment Services - 1.9%
77,684	Korn Ferry	3,647,264

Integrated Oil & Gas - 2.0%
61,198	Occidental Petroleum Corp.	3,760,617

Marine - 1.9%
57,427	Matson, Inc.	3,532,909

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
September 30, 2022

Shares		Value
Oil & Gas Exploration & Production - 18.5%
95,460	APA Corp.	$3,263,777
201,498	Comstock Resources, Inc. (a)	3,483,900
34,569	ConocoPhillips	3,537,792
133,169	Coterra Energy, Inc.	3,478,374
57,138	Devon Energy Corp.	3,435,708
29,390	Diamondback Energy, Inc.	3,540,319
173,274	Magnolia Oil & Gas Corp.	3,432,558
149,210	Marathon Oil Corp.	3,369,162
79,092	Ovintiv, Inc.	3,638,232
16,374	Pioneer Natural Resources Co.	3,545,462
		34,725,284
Oil & Gas Refining & Marketing - 13.8%
136,273	CVR Energy, Inc.	3,949,192
154,442	Delek US Holdings, Inc.	4,191,556
81,127	HF Sinclair Corp.	4,367,878
41,947	Marathon Petroleum Corp.	4,166,596
144,010	PBF Energy, Inc. (a)	5,063,392
38,523	Valero Energy Corp.	4,116,183
		25,854,797
Packaged Foods & Meats - 1.9%
54,734	Tyson Foods, Inc.	3,608,613

Semiconductors - 2.0%
75,832	Micron Technology, Inc.	3,799,183

Specialty Stores - 1.9%
83,741	Academy Sports & Outdoors, Inc.	3,532,195

Steel - 9.8%
258,320	Cleveland-Cliffs, Inc. (a)	3,479,570
34,029	Nucor Corp.	3,640,763
22,437	Reliance Steel & Aluminum Co.	3,913,237
53,111	Steel Dynamics, Inc.	3,768,225
197,559	United States Steel Corp.	3,579,769
		18,381,564
Technology Hardware, Storage & Peripherals - 1.8%
105,412	Western Digital Corp. (a)	3,431,161

Trucking - 2.1%
53,895	ArcBest Corp.	3,919,783
	TOTAL COMMON STOCKS (Cost $203,059,150)	187,178,015

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.7%
3,176,829	First American Government Obligations Fund - Class X, 2.77% (c)	3,176,829
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,176,829)	3,176,829

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
September 30, 2022

Shares		Value
MONEY MARKET FUNDS - 0.3%
593,840	First American Government Obligations Fund - Class X, 2.77% (c)	$593,840
	TOTAL MONEY MARKET FUNDS (Cost $593,840)	593,840

	TOTAL INVESTMENTS (Cost $206,829,819) - 101.6%	190,948,684
	Other Liabilities in Excess of Assets - (1.6%)	(3,046,910)
	TOTAL NET ASSETS - 100.0%	$187,901,774

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of September 30, 2022. Total loaned securities had a market value of $3,122,728 as of September 30, 2022.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2022

Shares		Value
COMMON STOCKS - 98.5%
Australia - 20.1%
1,993,281	Beach Energy Ltd.	$1,893,384
83,310	BHP Group Ltd.	2,052,708
204,484	BlueScope Steel Ltd.	1,986,831
803,297	Harvey Norman Holdings Ltd.	2,075,876
324,162	Iluka Resources Ltd.	1,878,599
84,176	JB Hi-Fi Ltd.	2,043,894
687,403	New Hope Corp. Ltd.	2,765,705
917,212	South32 Ltd.	2,129,708
1,159,425	Viva Energy Group Ltd. (a)	1,935,651
431,545	Whitehaven Coal Ltd.	2,487,108
		21,249,464
Austria - 2.1%
59,029	OMV AG	2,161,898

Bermuda - 1.8%
253,048	Golden Ocean Group Ltd.	1,897,308

Denmark - 3.8%
979	AP Moller - Maersk A/S	1,789,209
51,798	D/S Norden A/S	2,194,408
		3,983,617
Finland - 2.0%
594,732	Outokumpu OYJ	2,063,342

France - 4.1%
141,893	Rexel S.A.	2,152,675
45,248	TotalEnergies SE	2,140,761
		4,293,436
Germany - 1.9%
37,906	Aurubis AG	2,005,337

Israel - 3.7%
13,301	Delek Group Ltd. (b)	2,088,625
231,094	ICL Group Ltd.	1,866,248
		3,954,873
Italy - 2.0%
197,324	Eni S.p.A.	2,109,848

Japan - 29.0%
69,740	AGC, Inc.	2,163,564
302,924	Amada Co., Ltd.	2,053,261
125,612	Brother Industries Ltd.	2,161,953
62,296	Ebara Corp.	2,038,082
613,904	ENEOS Holdings, Inc.	1,972,824
199,432	Inpex Corp.	1,872,646
116,028	NGK Spark Plug Co., Ltd.	2,053,919
43,432	Nippon Express Holdings, Inc.	2,208,661
148,964	Nippon Steel Corp.	2,065,199
34,868	SCREEN Holdings Co., Ltd.	1,898,431
20,084	Shin-Etsu Chemical Co., Ltd.	1,988,556
85,340	Shinko Electric Industries Co., Ltd.	1,836,759
174,248	SUMCO Corp.	2,032,271
138,972	Sumitomo Forestry Co., Ltd.	2,117,275
74,836	Sumitomo Metal Mining Co., Ltd.	2,151,024
		30,614,425

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
September 30, 2022

Shares		Value
Luxembourg - 1.9%
100,423	ArcelorMittal S.A.	$2,033,833

Netherlands - 4.1%
62,357	OCI N.V.	2,295,395
174,841	Stellantis N.V.	2,070,117
		4,365,512
Norway - 5.7%
60,569	Equinor ASA	1,991,988
378,177	Norsk Hydro ASA	2,043,618
56,403	Yara International ASA	1,985,514
		6,021,120
Spain - 2.0%
180,075	Repsol S.A.	2,083,368

Sweden - 2.0%
495,727	SSAB AB	2,136,991

Switzerland - 2.0%
10,192	Kuehne + Nagel International AG	2,086,535

United Kingdom - 10.3%
474,377	Barratt Developments PLC	1,812,508
469,180	Glencore PLC	2,504,839
433,217	Harbour Energy PLC	2,166,520
877,368	Kingfisher PLC	2,159,084
87,977	Shell PLC	2,206,743
		10,849,694
	TOTAL COMMON STOCKS (Cost $129,415,901)	103,910,601

MONEY MARKET FUNDS - 0.5%
471,433	First American Government Obligations Fund - Class X, 2.77% (c)	471,433
	TOTAL MONEY MARKET FUNDS (Cost $471,433)	471,433

	TOTAL INVESTMENTS (Cost $129,887,334) - 99.0%	104,382,034
	Other Assets in Excess of Liabilities - 1.0%	1,089,973
	TOTAL NET ASSETS - 100.0%	$105,472,007

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	144A restricted security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2022

Shares		Value
COMMON STOCKS - 99.5%
Automotive Retail - 6.1%
916	AutoZone, Inc. (a)	$1,962,008
6,913	Murphy USA, Inc.	1,900,453
17,126	Penske Automotive Group, Inc.	1,685,712
		5,548,173
Biotechnology - 4.8%
39,890	Prometheus Biosciences, Inc. (a)	2,353,909
7,083	Vertex Pharmaceuticals, Inc. (a)	2,050,812
		4,404,721
Building Products - 4.1%
31,493	Builders FirstSource, Inc. (a)	1,855,568
6,663	Carlisle Cos., Inc.	1,868,372
		3,723,940
Coal & Consumable Fuels - 3.6%
12,358	Arch Resources, Inc.	1,465,659
28,316	Consol Energy, Inc.	1,821,285
		3,286,944
Commodity Chemicals - 1.9%
27,446	Cabot Corp.	1,753,525

Fertilizers & Agricultural Chemicals - 3.8%
18,458	CF Industries Holdings, Inc.	1,776,582
34,432	Mosaic Co.	1,664,099
		3,440,681
Gas Utilities - 1.9%
28,228	National Fuel Gas Co.	1,737,433

General Merchandise Stores - 1.8%
12,406	Dollar Tree, Inc. (a)	1,688,457

Health Care Distributors - 2.1%
5,642	McKesson Corp.	1,917,546

Health Care Equipment - 1.8%
13,402	iRhythm Technologies, Inc. (a)	1,679,003

Health Care Services - 4.3%
7,142	Cigna Corp.	1,981,691
62,780	Option Care Health, Inc. (a)	1,975,687
		3,957,378
Health Care Supplies - 1.9%
24,672	Lantheus Holdings, Inc. (a)	1,735,182

Insurance Brokers - 2.1%
46,429	Ryan Specialty Holdings, Inc. (a)	1,885,946

Integrated Oil & Gas - 4.0%
12,727	Chevron Corp.	1,828,488
21,024	Exxon Mobil Corp.	1,835,605
		3,664,093
Investment Banking & Brokerage - 2.2%
9,108	LPL Financial Holdings, Inc.	1,989,916

Managed Health Care - 1.8%
21,460	Centene Corp. (a)	1,669,803

Movies & Entertainment - 2.3%
29,666	World Wrestling Entertainment, Inc.	2,081,663

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
September 30, 2022

Shares		Value
Oil & Gas Drilling - 2.3%
42,003	Valaris Ltd. ADR (a)(b)	$2,055,627

Oil & Gas Exploration & Production - 19.0%
47,972	Antero Resources Corp. (a)	1,464,585
50,780	APA Corp.	1,736,168
30,250	Civitas Resources, Inc.	1,736,047
18,802	ConocoPhillips	1,924,197
66,604	Coterra Energy, Inc.	1,739,696
28,545	Devon Energy Corp.	1,716,411
15,067	Diamondback Energy, Inc.	1,814,971
41,380	EQT Corp.	1,686,235
79,344	Marathon Oil Corp.	1,791,587
8,078	Pioneer Natural Resources Co.	1,749,129
		17,359,026
Oil & Gas Refining & Marketing - 8.1%
59,715	CVR Energy, Inc.	1,730,541
19,691	Marathon Petroleum Corp.	1,955,907
54,703	PBF Energy, Inc. (a)	1,923,357
16,811	Valero Energy Corp.	1,796,255
		7,406,060
Oil & Gas Storage & Transportation - 9.6%
70,819	Golar LNG Ltd. ADR (a)(b)	1,764,809
33,287	New Fortress Energy, Inc.	1,454,975
50,343	Scorpio Tankers, Inc. ADR (b)	2,116,420
29,033	Targa Resources Corp.	1,751,851
57,924	Williams Cos., Inc.	1,658,364
		8,746,419
Packaged Foods & Meats - 4.6%
38,308	Cal-Maine Foods, Inc.	2,129,542
89,030	Hostess Brands, Inc. (a)	2,069,057
		4,198,599
Paper Products - 1.7%
44,648	Sylvamo Corp.	1,513,567

Research & Consulting Services - 1.9%
40,399	KBR, Inc.	1,746,045

Steel - 1.8%
12,333	Alpha Metallurgical Resources, Inc.	1,687,648
	TOTAL COMMON STOCKS (Cost $96,173,636)	90,877,395

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
September 30, 2022

Shares		Value
MONEY MARKET FUNDS - 0.5%
441,970	First American Government Obligations Fund - Class X, 2.77% (c)	$441,970
	TOTAL MONEY MARKET FUNDS (Cost $441,970)	441,970

	TOTAL INVESTMENTS (Cost $96,615,606) - 100.0%	91,319,365
	Other Assets in Excess of Liabilities - 0.0% (d)	19,384
	TOTAL NET ASSETS - 100.0%	$91,338,749

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2022

Shares		Value
COMMON STOCKS - 98.3%
Australia - 25.8%
52,508	Ampol Ltd.	$965,622
165,931	APA Group Stapled Security	1,017,864
1,057,374	Beach Energy Ltd.	1,004,382
74,601	Computershare Ltd.	1,181,515
1,118,303	Coronado Global Resources, Inc. CDI (a)	1,248,242
464,016	Incitec Pivot Ltd.	1,041,799
363,897	New Hope Corp. Ltd.	1,464,107
118,660	Orica Ltd.	1,003,413
288,759	Origin Energy Ltd.	954,926
444,623	South32 Ltd.	1,032,387
228,321	Whitehaven Coal Ltd.	1,315,874
51,357	Woodside Energy Group Ltd.	1,040,050
124,674	Worley Ltd.	1,015,192
		14,285,373
Belgium - 1.8%
8,422	Elia Group S.A./N.V.	993,776

Finland - 2.1%
27,863	Orion OYJ	1,176,387

France - 5.9%
9,689	Gaztransport Et Technigaz S.A.	1,075,859
67,181	Getlink SE	1,047,193
24,089	TotalEnergies SE	1,139,692
		3,262,744
Germany - 2.2%
7,923	Rheinmetall AG	1,228,408

Israel - 15.1%
120,335	Bank Leumi Le-Israel BM	1,033,202
738,723	Bezeq The Israeli Telecommunication Corp. Ltd.	1,209,921
7,050	Delek Group Ltd. (b)	1,107,045
6,015	Elbit Systems Ltd.	1,141,859
27,534	First International Bank Of Israel Ltd.	1,119,504
122,397	ICL Group Ltd.	988,443
2,462	Israel Corp. Ltd.	954,079
34,427	ZIM Integrated Shipping Services Ltd. (c)	809,034
		8,363,087
Japan - 19.4%
41,423	Cosmo Energy Holdings Co., Ltd.	1,061,835
105,608	Inpex Corp.	991,648
120,046	Marubeni Corp.	1,051,740
32,625	Mitsubishi Heavy Industries Ltd.	1,083,367
323,446	Mitsubishi Motors Corp.	1,157,639
47,149	Mitsui OSK Lines Ltd. (c)	847,659
61,450	NGK Spark Plug Co., Ltd.	1,087,783
84,153	Sega Sammy Holdings, Inc.	1,144,872
68,679	Tokio Marine Holdings, Inc.	1,217,174
71,626	USS Co., Ltd.	1,107,078
		10,750,795
Netherlands - 2.2%
33,185	OCI N.V.	1,221,558

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
September 30, 2022

Shares		Value
Norway - 3.7%
35,241	Aker BP ASA	$1,011,741
32,080	Equinor ASA	1,055,044
		2,066,785
Singapore - 4.1%
246,066	Keppel Corp. Ltd.	1,190,711
515,799	Sembcorp Industries Ltd.	1,106,117
		2,296,828
Spain - 1.9%
44,866	Naturgy Energy Group S.A.	1,043,426

Sweden - 1.7%
42,042	Axfood AB	965,655

United Kingdom - 12.4%
191,095	Beazley PLC	1,203,385
241,638	BP PLC	1,168,502
1,417,930	Centrica PLC	1,121,527
168,227	Drax Group PLC	1,127,937
205,011	HSBC Holdings PLC	1,069,668
46,399	Shell PLC	1,163,835
		6,854,854
	TOTAL COMMON STOCKS (Cost $61,826,390)	54,509,676

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.6%
1,480,425	First American Government Obligations Fund - Class X, 2.77% (d)	1,480,425
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,480,425)	1,480,425

MONEY MARKET FUNDS - 0.6%
319,522	First American Government Obligations Fund - Class X, 2.77% (d)	319,522
	TOTAL MONEY MARKET FUNDS (Cost $319,522)	319,522

	TOTAL INVESTMENTS (Cost $63,626,337) - 101.5%	56,309,623
	Other Liabilities in Excess of Assets - (1.5%)	(858,920)
	TOTAL NET ASSETS - 100.0%	$55,450,703

Percentages are stated as a percent of net assets.

CDI - CHESS or CREST Depositary Interest

PLC - Public Limited Company

(a)	144A restricted security.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of September 30, 2022. Total loaned securities had a market value of $1,265,991 as of September 30, 2022.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
September 30, 2022

Shares		Value
INVESTMENT COMPANIES - 90.9%
International Developed Equity - 31.3%
241,283	Alpha Architect International Quantitative Momentum ETF (a)(b)	$5,508,491
366,416	Alpha Architect International Quantitative Value ETF (a)(b)	7,427,252
		12,935,743
U.S. Equity - 59.6%
304,852	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)(c)	13,466,228
382,965	Alpha Architect U.S. Quantitative Value ETF (a)(b)(c)	11,182,578
		24,648,806
	TOTAL INVESTMENT COMPANIES (Cost $42,889,612)	37,584,549

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
251,725	First American Government Obligations Fund - Class X, 2.77% (d)	251,725
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $251,725)	251,725

MONEY MARKET FUNDS - 0.4%
169,881	First American Government Obligations Fund - Class X, 2.77% (d)	169,881
	TOTAL MONEY MARKET FUNDS (Cost $169,881)	169,881

	TOTAL INVESTMENTS (Cost $43,311,218) - 91.9%	38,006,155
	TOTAL SECURITIES SOLD SHORT (Proceeds $44,861,560) - (90.1%)	(37,276,312)
	Other Assets in Excess of Liabilities - 98.2%	40,636,292
	TOTAL NET ASSETS - 100.0%	$41,366,135

Percentages are stated as a percent of net assets.

(a)	Affiliated fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $15,503,919.
(c)	This security or a portion of this security was out on loan as of September 30, 2022. Total loaned securities had a market value of $245,648 as of September 30, 2022.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
September 30, 2022

Shares		Value
INVESTMENT COMPANIES - 90.1%
235,466	iShares MSCI EAFE ETF	$13,188,450
67,439	SPDR S&P 500 ETF Trust	24,087,862
	TOTAL INVESTMENT COMPANIES (Proceeds $44,861,560)	$37,276,312

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments in securities, at value	$190,948,684	$104,382,034
Receivable for fund shares sold	878,976	-
Dividends and interest receivable	194,214	1,143,762
Securities lending income receivable (Note 4)	340	-
Cash	92	-
Spot trade receivable	-	734
Total assets	192,022,306	105,526,530
Liabilities:
Due to securities lending agent (Note 4)	3,176,829	-
Payable for investment securities purchased	863,949	-
Accrued investment advisory fees	79,754	54,523
Total liabilities	4,120,532	54,523
Net Assets	$187,901,774	$105,472,007

Net Assets Consist of:
Paid-in capital	$312,915,189	$205,206,197
Total distributable earnings (accumulated deficit)	(125,013,415)	(99,734,190)
Net Assets:	$187,901,774	$105,472,007

Calculation of Net Asset Value Per Share:
Net Assets	$187,901,774	$105,472,007
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	6,440,000	5,200,000
Net Asset Value per Share	$29.18	$20.28

Cost of Investments in Securities	$206,829,819	$129,887,334

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2022

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments in securities, at value	$91,319,365	$56,309,623
Dividends and interest receivable	57,866	648,082
Securities lending income receivable (Note 4)	13	639
Spot trade receivable	-	702
Total assets	91,377,244	56,959,046
Liabilities:
Accrued investment advisory fees	38,495	27,918
Due to securities lending agent (Note 4)	-	1,480,425
Total liabilities	38,495	1,508,343
Net Assets	$91,338,749	$55,450,703

Net Assets Consist of:
Paid-in capital	$164,825,425	$131,653,557
Total distributable earnings (accumulated deficit)	(73,486,676)	(76,202,854)
Net Assets:	$91,338,749	$55,450,703

Calculation of Net Asset Value Per Share:
Net Assets	$91,338,749	$55,450,703
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,070,000	2,425,000
Net Asset Value per Share	$44.12	$22.87

Cost of Investments in Securities	$96,615,606	$63,626,337

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2022

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$37,584,549
Deposit at broker for securities sold short	40,957,070
Non-affiliated investments, at value	421,606
Broker interest and fees receivable	44,753
Securities lending income receivable (Note 4)	318
Interest receivable	253
Total assets	79,008,549
Liabilities:
Securities sold short, at value	37,276,312
Due to securities lending agent (Note 4)	251,725
Distribution payable	106,363
Accrued investment advisory fees	8,014
Broker interest payable	-
Total liabilities	37,642,414
Net Assets	$41,366,135

Net Assets Consist of:
Paid-in capital	$60,756,806
Total distributable earnings (accumulated deficit)	(19,390,671)
Net Assets:	$41,366,135

Calculation of Net Asset Value Per Share:
Net Assets	$41,366,135
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,660,000
Net Asset Value per Share	$24.92

Cost of Investments in Affiliates	$42,889,612
Cost of Non-Affiliated Investments	$421,606
Proceeds from Securities Sold Short	$44,861,560

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2022

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $746,989, respectively)	$4,862,963	$8,906,784
Securities lending income	5,564	1,932
Interest income	3,404	3,555
Total investment income	4,871,931	8,912,271

Expenses:
Investment advisory fees	1,074,951	781,793
Total expenses	1,074,951	781,793

Net Investment Income	3,796,980	8,130,478

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(10,894,253)	(18,892,884)
Foreign currency	-	(28,488)
	(10,894,253)	(18,921,372)
Net change in unrealized depreciation on:
Investments	(21,218,750)	(11,834,732)
Foreign currency	-	(9,397,646)
	(21,218,750)	(21,232,378)
Net realized and unrealized loss on investments:	(32,113,003)	(40,153,750)
Net Decrease in Net Assets Resulting from Operations	$(28,316,023)	$(32,023,272)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended September 30, 2022

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $352,819, respectively)	$2,007,937	$3,674,265
Interest income	1,697	1,284
Securities lending income	143	5,174
Total investment income	2,009,777	3,680,723

Expenses:
Investment advisory fees	446,431	398,457
Total expenses	446,431	398,457

Net Investment Income	1,563,346	3,282,266

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(8,272,171)	(20,318,770)
Foreign currency	-	(12,914)
	(8,272,171)	(20,331,684)
Net change in unrealized depreciation on:
Investments	(3,198,110)	(5,209,184)
Foreign currency	-	(3,016,198)
	(3,198,110)	(8,225,382)
Net realized and unrealized loss on investments:	(11,470,281)	(28,557,066)
Net Decrease in Net Assets Resulting from Operations	$(9,906,935)	$(25,274,800)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended September 30, 2022

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$674,884
Securities lending income	6,489
Interest income	128,572
Total investment income	809,945

Expenses:
Dividend expense	775,684
Investment advisory fees	194,107
Broker interest expense	25,331
Total expenses	995,122
Less: Reimbursement of expenses from Advisor (Note 3)	(82,564)
Net expenses	912,558

Net Investment Loss	(102,613)

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments in affiliates	(1,632,941)
Securities sold short	-
(1,632,941)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	(8,503,645)
Securities sold short	7,585,247
(918,398)
Net realized and unrealized loss on investments:	(2,551,339)
Net Decrease in Net Assets Resulting from Operations	$(2,653,952)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,796,980	$2,308,436	$8,130,478	$3,497,367
Net realized loss on investments	(10,894,253)	49,082,936	(18,921,372)	8,026,266
Net change in unrealized appreciation (depreciation) on investments	(21,218,750)	231,432	(21,232,378)	(1,796,219)
Net increase (decrease) in net assets resulting from operations	(28,316,023)	51,622,804	(32,023,272)	9,727,414

Distributions to Shareholders:
Net investment income	(4,085,319)	(2,358,917)	(3,473,344)	(2,566,179)
Total distributions	(4,085,319)	(2,358,917)	(3,473,344)	(2,566,179)

Capital Share Transactions:
Proceeds from shares sold	224,045,024	373,495,070	116,021,338	256,365,180
Payments for shares redeemed	(217,509,671)	(322,643,741)	(108,685,788)	(222,462,888)
Transaction Fees (See Note 1)	-	-	142	-
Net increase in net assets derived from net change in capital share transactions	6,535,353	50,851,329	7,335,692	33,902,292
Net Increase (Decrease) in Net Assets	(25,865,989)	100,115,216	(28,160,924)	41,063,527
Net Assets:
Beginning of year	213,767,763	113,652,547	133,632,931	92,569,404
End of year	$187,901,774	$213,767,763	$105,472,007	$133,632,931

Changes in Shares Outstanding
Shares outstanding, beginning of year	6,260,000	4,650,000	4,925,000	3,750,000
Shares sold	6,520,000	11,760,000	4,575,000	9,300,000
Shares repurchased	(6,340,000)	(10,150,000)	(4,300,000)	(8,125,000)
Shares outstanding, end of year	6,440,000	6,260,000	5,200,000	4,925,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,563,346	$(122,484)	$3,282,266	$739,770
Net realized loss on investments	(8,272,171)	21,479,757	(20,331,684)	23,961,750
Net change in unrealized depreciation on investments	(3,198,110)	(10,937,654)	(8,225,382)	(7,649,091)
Net increase (decrease) in net assets resulting from operations	(9,906,935)	10,419,619	(25,274,800)	17,052,429

Distributions to Shareholders:
Net investment income	(112,054)	-	(789,442)	(150,000)
Total distributions	(112,054)	-	(789,442)	(150,000)

Capital Share Transactions:
Proceeds from shares sold	122,692,058	181,109,679	62,275,898	128,333,599
Payments for shares redeemed	(106,448,351)	(179,722,907)	(52,667,736)	(156,353,568)
Transaction Fees (See Note 1)	-	-	28	-
Net increase (decrease) in net assets derived from net change in capital share transactions	16,243,707	1,386,772	9,608,190	(28,019,969)
Net Increase (Decrease) in Net Assets	6,224,718	11,806,391	(16,456,052)	(11,117,540)
Net Assets:
Beginning of year	85,114,031	73,307,640	71,906,755	83,024,295
End of year	$91,338,749	$85,114,031	$55,450,703	$71,906,755

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,730,000	1,750,000	2,100,000	2,900,000
Shares sold	2,550,000	3,440,000	2,100,000	3,800,000
Shares repurchased	(2,210,000)	(3,460,000)	(1,775,000)	(4,600,000)
Shares outstanding, end of year	2,070,000	1,730,000	2,425,000	2,100,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Alpha Architect Value Momentum Trend ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(102,613)	$279,319
Net realized loss on investments	(1,632,941)	(1,326,534)
Net change in unrealized appreciation (depreciation) on investments	(918,398)	6,360,728
Net increase (decrease) in net assets resulting from operations	(2,653,952)	5,313,513

Distributions to Shareholders:
Net investment income	(331,835)	(40,000)
Total distributions	(331,835)	(40,000)

Capital Share Transactions:
Proceeds from shares sold	2,547,901	2,979,058
Payments for shares redeemed	(3,834,427)	(12,223,328)
Net decrease in net assets derived from net change in capital share transactions	(1,286,526)	(9,244,270)
Net Decrease in Net Assets	(4,272,313)	(3,970,757)
Net Assets:
Beginning of year	45,638,448	49,609,205
End of year	$41,366,135	$45,638,448

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,710,000	2,075,000
Shares sold	100,000	110,000
Shares repurchased	(150,000)	(475,000)
Shares outstanding, end of year	1,660,000	1,710,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS

For the Year Ended September 30, 2022

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Alpha Architect U.S. Quantitative Value ETF
Year Ended September 30, 2022	$34.15	0.60	(4.94)	(4.34)	(0.63)	-	(0.63)	$29.18	(12.99%)	$187,902	0.49%	0.49%	1.73%	89%
Year Ended September 30, 2021	$24.44	0.42	9.74	10.16	(0.45)	-	(0.45)	$34.15	41.82%	$213,768	0.49%	0.49%	1.33%	44%
Year Ended September 30, 2020	$27.86	0.59	(3.51)	(2.92)	(0.50)	-	(0.50)	$24.44	(10.52%)	$113,653	0.49%	0.49%	2.36%	78%
Year Ended September 30, 2019	$31.04	0.51	(3.32)	(2.81)	(0.37)	-	(0.37)	$27.86	(8.43%)	$91,941	0.59%	0.59%	1.83%	77%
Year Ended September 30, 2018	$27.11	0.39	3.88	4.27	(0.34)	-	(0.34)	$31.04	15.72%	$124,150	0.79%	0.79%	1.28%	46%

Alpha Architect International Quantitative Value ETF
Year Ended September 30, 2022	$27.13	1.54	(7.72)	(6.18)	(0.67)	-	(0.67)	$20.28	(23.33%)	$105,472	0.59%	0.59%	6.14%	124%
Year Ended September 30, 2021	$24.69	0.78	2.19	2.97	(0.53)	-	(0.53)	$27.13	12.00%	$133,633	0.60%	0.60%	2.78%	103%
Year Ended September 30, 2020	$26.76	0.58	(2.05)	(1.47)	(0.60)	-	(0.60)	$24.69	(5.47%)	$92,569	0.59%	0.59%	2.26%	76%
Year Ended September 30, 2019	$30.78	0.73	(3.99)	(3.26)	(0.76)	-	(0.76)	$26.76	(10.46%)	$80,294	0.66%	0.66%	2.70%	76%
Year Ended September 30, 2018	$31.89	0.84	(1.11)	(0.27)	(0.84)	-	(0.84)	$30.78	(0.92%)	$103,097	0.79%	0.79%	2.62%	30%

Alpha Architect U.S. Quantitative Momentum ETF
Year Ended September 30, 2022	$49.20	0.82	(5.84)	(5.02)	(0.06)	-	(0.06)	$44.12	(10.20%)	$91,339	0.49%	0.49%	1.72%	125%
Year Ended September 30, 2021	$41.89	(0.07)	7.38	7.31	-	-	-	$49.20	17.45%	$85,114	0.49%	0.49%	(0.13%)	120%
Year Ended September 30, 2020	$30.02	0.06	11.85	11.91	(0.02)	(0.02)	(0.04)	$41.89	39.79%	$73,308	0.49%	0.49%	0.18%	84%
Year Ended September 30, 2019	$33.99	(0.00)(6)	(3.96)	(3.96)	(0.01)	-	(0.01)	$30.02	(11.63%)	$55,544	0.59%	0.59%	(0.01%)	115%
Year Ended September 30, 2018	$27.15	(0.03)	6.87	6.84	-	-	-	$33.99	25.19%	$84,981	0.79%	0.79%	(0.11%)	91%

Alpha Architect International Quantitative Momentum ETF
Year Ended September 30, 2022	$34.24	1.41	(12.42)	(11.01)	(0.36)	-	(0.36)	$22.87	(32.52%)	$55,451	0.59%	0.59%	4.86%	187%
Year Ended September 30, 2021	$28.63	0.28	5.40	5.68	(0.07)	-	(0.07)	$34.24	19.83%	$71,907	0.60%	0.60%	0.84%	99%
Year Ended September 30, 2020	$25.63	0.29	2.97	3.26	(0.26)	-	(0.26)	$28.63	13.00%	$83,024	0.59%	0.59%	1.13%	158%
Year Ended September 30, 2019	$28.39	0.28	(2.69)	(2.41)	(0.35)	-	(0.35)	$25.63	(8.45%)	$56,388	0.66%	0.66%	1.09%	135%
Year Ended September 30, 2018	$28.24	0.27	0.15	0.42	(0.27)	-	(0.27)	$28.39	1.42%	$65,296	0.79%	0.79%	0.91%	119%

Alpha Architect Value Momentum Trend ETF (7)
Year Ended September 30, 2022	$26.69	(0.06)	(1.51)	(1.57)	(0.20)	-	(0.20)	$24.92	(5.95%)	$41,366	2.12%	2.31%	(0.24%)	39%
Year Ended September 30, 2021	$23.91	0.15	2.65	2.80	(0.02)	-	(0.02)	$26.69	11.73%	$45,639	0.28%	0.49%	0.57%	3%
Year Ended September 30, 2020	$23.52	0.03	0.72	0.75	(0.36)	-	(0.36)	$23.91	3.10%	$49,609	1.18%	1.40%	0.14%	20%
Year Ended September 30, 2019	$28.98	0.09	(5.43)	(5.34)	(0.12)	-	(0.12)	$23.52	(18.43%)	$81,154	1.84%	2.14%	0.37%	155%
Year Ended September 30, 2018	$27.10	0.34	1.87	2.21	(0.33)	-	(0.33)	$28.98	8.17%	$130,416	0.01%(8)	0.46%(8)	1.16%(5)	44%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Rounds to less than $0.005.
(7)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(8)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2022

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually, a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. Below is the investment objective along with a brief description of the respective investment strategy for each Fund.

Alpha Architect US Quantitative Value ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 undervalued U.S. equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth. The Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect International Quantitative Value ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 undervalued international equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

The Adviser analyzes an initial universe of liquid stocks that principally trade developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect U.S. Quantitative Momentum ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities. The Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect International Quantitative Momentum ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 non-U.S equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing insecurities that have had higher recent total return performance compared to other securities. The Adviser analyzes an initial universe of liquid stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

Alpha Architect Value Momentum Trend ETF. The investment objective is to seek long-term capital appreciation while attempting to minimize market drawdown. The Fund is actively managed by Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”). The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies. The Fund’s portfolio will be composed primarily of the other ETFs advised by the Adviser (the “Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Fund may, from time to time, use hedging strategies. To seek to avoid down trending markets, the Fund may hedge up to 100% of the value of its long portfolio. The Adviser uses a mathematical modeling approach with respect to the use of hedging techniques. The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to seek to hedge during times when the Adviser’s model indicates that the U.S. equity market or international equity market identifies unfavorable trends in each respective market.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” For Alpha Architect U.S. Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF, a creation unit consists of 10,000 shares. For Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF a Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of a Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2022, the Funds did not hold any securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$187,178,015	$-	$-	$187,178,015
Investments Purchased with Proceeds from Securities Lending	3,176,829	-	-	3,176,829
Money Market Funds	593,840	-	-	593,840
Total Investments in Securities	$190,948,684	$-	$-	$190,948,684

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$103,910,601	$-	$-	$103,910,601
Money Market Funds	471,433	-	-	471,433
Total Investments in Securities	$104,382,034	$-	$-	$104,382,034

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$90,877,395	$-	$-	$90,877,395
Money Market Funds	441,970	-	-	441,970
Total Investments in Securities	$91,319,365	$-	$-	$91,319,365

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$54,509,676	$-	$-	$54,509,676
Investments Purchased with Proceeds from Securities Lending	1,480,425	-	-	1,480,425
Money Market Funds	319,522	-	-	319,522
Total Investments in Securities	$56,309,623	$-	$-	$56,309,623

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$37,584,549	$-	$-	$37,584,549
Investments Purchased with Proceeds from Securities Lending	251,725	-	-	251,725
Money Market Funds	169,881	-	-	169,881
Total Investments in Securities	$38,006,155	$-	$-	$38,006,155
Liabilities*
Investment Companies	$(37,276,312)	$-	$-	$(37,276,312)
Total Investments in Securities	$(37,276,312)	$-	$-	$(37,276,312)

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended September 30, 2022, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2022, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2022, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for Alpha Architect U.S. Quantitative Value ETF are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

I.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2022, the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$-	$(27,484,292)	$27,484,292
Alpha Architect International Quantitative Value ETF	752,149	(12,148,118)	11,395,969
Alpha Architect U.S. Quantitative Momentum ETF	-	(14,461,814)	14,461,814
Alpha Architect International Quantitative Momentum ETF	(80,644)	(9,028,773)	9,109,417
Alpha Architect Value Momentum Trend ETF	30,253	(494,973)	464,720

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

At a Board meeting held on September 26, 2022, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF. A description of the Board’s consideration is included in this report.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.24%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least January 31, 2023 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal year, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

As of the end of the current fiscal year, the values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of	Payable for
	Securities	Collateral
	on Loan	Received*
Alpha Architect U.S. Quantitative Value ETF	$3,122,728	$3,176,829
Alpha Architect International Quantitative Momentum ETF	1,265,991	1,480,425
Alpha Architect Value Momentum Trend ETF	245,648	251,725

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:

Alpha Architect U.S. Quantitative Value ETF	$5,564
Alpha Architect International Quantitative Value ETF	1,932
Alpha Architect U.S. Quantitative Momentum ETF	143
Alpha Architect International Quantitative Momentum ETF	5,174
Alpha Architect Value Momentum Trend ETF	6,489

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2022, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$375,792,004	$192,310,900
Alpha Architect International Quantitative Value ETF	256,897,316	161,484,611
Alpha Architect U.S. Quantitative Momentum ETF	213,329,827	112,591,352
Alpha Architect International Quantitative Momentum ETF	176,280,781	126,143,980
Alpha Architect Value Momentum Trend ETF	15,898,062	39,227,432

For the fiscal year ended September 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$37,514,376	$214,261,044
Alpha Architect International Quantitative Value ETF	23,384,715	106,691,342
Alpha Architect U.S. Quantitative Momentum ETF	22,494,150	105,486,012
Alpha Architect International Quantitative Momentum ETF	14,030,665	52,872,643
Alpha Architect Value Momentum Trend ETF	2,489,665	3,744,077

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

For the fiscal year ended September 30, 2022, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$24,854,017	$2,630,275
Alpha Architect International Quantitative Value ETF	9,590,213	1,841,901
Alpha Architect U.S. Quantitative Momentum ETF	14,461,814	-
Alpha Architect International Quantitative Momentum ETF	6,920,821	2,188,596
Alpha Architect Value Momentum Trend ETF	28,119	523,092

There were no purchases or sales of U.S. Government securities during the fiscal year.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal year ended September 30, 2022:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$9,861,507	$12,294,640	$9,237,459	$14,032,799	$45,426,405
Purchases	6,671,000	2,723,473	7,358,906	1,634,348	18,387,727
Proceeds from Sales	(3,217,128)	(5,313,060)	(1,618,262)	(6,221,217)	(16,369,667)
Net Realized Gains (Losses)	286,832	(1,051,257)	312,756	(904,605)	(1,356,274)
Change in Unrealized Appreciation (Depreciation)	(2,419,633)	(1,226,544)	(1,824,631)	(3,032,834)	(8,503,642)
Value, End of Period	11,182,578	7,427,252	13,466,228	5,508,491	37,584,549
Dividend Income	211,225	305,088	11,666	146,904	674,883

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	288,306	455,020	187,461	411,798
Number of Shares Purchased	186,494	112,400	150,958	56,605
Number of Shares Sold	(91,835)	(201,004)	(33,567)	(227,120)
Shares, End of Period	382,965	366,416	304,852	241,283

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2022 were as follows:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of Investments	$206,968,099	$130,012,949	$96,622,430	$63,652,967	$44,038,775
Gross tax unrealized appreciation	6,047,632	1,599,080	4,412,278	1,640,859	9,740,395
Gross tax unrealized depreciation	(22,067,047)	(27,229,437)	(9,715,342)	(8,984,401)	(8,187,767)
Net tax unrealized appreciation (depreciation)	(16,019,415)	(25,630,357)	(5,303,064)	(7,343,542)	1,552,628
Undistributed ordinary income	219,108	8,398,585	1,378,471	3,201,622	-
Undistributed long-term gain	-	-	-	-	-
Total distributable earnings	$219,108	$8,398,585	$1,378,471	$3,201,622	$-
Other accumulated gain (loss)	$(109,213,108)	$(82,502,418)	$(69,562,083)	$(72,060,934)	$(20,943,299)
Total accumulated gain (loss)	$(125,013,415)	$(99,734,190)	$(73,486,676)	$(76,202,854)	$(19,390,671)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2022, the Funds did not defer any qualified late year losses. At September 30, 2022, the following funds deferred, on a tax basis, post-October losses of:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
Alpha Architect U.S. Quantitative Value ETF	$-	$-
Alpha Architect International Quantitative Value ETF	-	-
Alpha Architect U.S. Quantitative Momentum ETF	-	-
Alpha Architect International Quantitative Momentum ETF	-	-
Alpha Architect Value Momentum Trend ETF	363,295	-

At September 30, 2022, the Funds had the following capital loss carryforwards:

	Unlimited Short- Term	Unlimited Long- Term
Alpha Architect U.S. Quantitative Value ETF	$(92,159,513)	$(17,053,595)
Alpha Architect International Quantitative Value ETF	(60,895,836)	(21,606,582)
Alpha Architect U.S. Quantitative Momentum ETF	(69,562,083)	-
Alpha Architect International Quantitative Momentum ETF	(71,635,696)	(425,238)
Alpha Architect Value Momentum Trend ETF	(19,050,455)	(1,529,549)

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2022

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal years ended September 30, 2022 and September 30, 2021, were as follows:

	Fiscal Period Ended September 30, 2022	Fiscal Period Ended September 30, 2021
	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$4,085,319	$2,358,917
Alpha Architect International Quantitative Value ETF	3,473,344	2,566,179
Alpha Architect U.S. Quantitative Momentum ETF	112,054	-
Alpha Architect International Quantitative Momentum ETF	789,442	150,000
Alpha Architect Value Momentum Trend ETF	331,835	40,000

NOTE 9 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

On December 13, 2021 the Board of Trustees approved the Funds changing their principal investment strategy from a “passive management” (also known as indexing) investment approach to an “active management” investment approach with an effective date of January 31, 2022.

The Funds are actively managed by Empowered Funds, LLC, the Fund’s investment adviser. The Adviser manages the Funds’ using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect and licensed to the Adviser.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. Except as noted below, there were no transactions that occurred during the period subsequent to September 30, 2022, that materially impacted the amounts or disclosures in the Funds’ financial statements.

On November 18, 2022, the board approved the following reduction in management fees for the following funds effective January 31, 2023.

Fund	Fee Effective January 31, 2023
Alpha Architect Quantitative Value ETF	0.39%
Alpha Architect International Quantitative Value ETF	0.49%
Alpha Architect Quantitative Momentum ETF	0.39%
Alpha Architect International Quantitative Momentum ETF	0.49%

Additionally, on November 18, 2022, the board approved an amendment January 31, 2023, to the Alpha Architect Value Momentum Trend ETF Fee Waiver Agreement to waive all or a portion of the Fund’s investment advisory fees payable under the Advisory Agreement to the extent necessary to prevent (i) management fees paid to the Adviser pursuant to the Advisory Agreement plus (ii) the aggregate amount of management fees paid to the Adviser pursuant to Alpha Architect Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF Advisory Agreement that are directly attributable to the Fund’s ownership of shares of the Underlying Funds, from exceeding 0.69% of the Fund’s average daily net assets.

ALPHA ARCHITECT ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

SPICER JEFFRIES LLP

Certified Public Accountants

4601 DTC BOULEVARD ● SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (each a series of EA Series Trust, the “Trust” and collectively, the “Funds”) as of September 30, 2022, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights

Alpha Architect U.S. Quantitative Value ETF (“QVAL”),
Alpha Architect International Quantitative Value ETF (“IVAL”),
Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”),
Alpha Architect International Quantitative Momentum ETF (“IMOM”),
and Alpha Architect Value Momentum Trend ETF (“VMOT”)

	For the year ended September 30, 2022	For the years ended September 30, 2022 and 2021	For the years ended September 30, 2022, 2021, 2020, 2019, and 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

ALPHA ARCHITECT ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies within the EA Series Trust since 2016.

Denver, Colorado

November 29, 2022

ALPHA ARCHITECT ETFs

Expense Example

September 30, 2022 (Unaudited)

As a shareholder of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and/or Alpha Architect Value Momentum Trend ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2022 to September 30, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for the Alpha Architect Value Momentum Trend ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period April 1, 2022 to September 30, 2022
Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.49%	$1,000.00	$805.90	$2.22
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.61	2.48
Alpha Architect International Quantitative Value ETF[1]
Actual	0.59%	$1,000.00	$759.90	$2.60
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.11	2.99
Alpha Architect U.S. Quantitative Momentum ETF[1]
Actual	0.49%	$1,000.00	$896.70	$2.33
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.61	2.48
Alpha Architect International Quantitative Momentum ETF[1]
Actual	0.59%	$1,000.00	$776.00	$2.63
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.11	2.99

ALPHA ARCHITECT ETFs

Expense Example (CONTINUED)

September 30, 2022 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period April 1, 2022 to September 30, 2022
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	2.12%	$1,000.00	$965.40	$10.45
Hypothetical (5% annual return before expenses)	2.12%	1,000.00	1,014.44	10.71

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.
2.	The Advisor has waived fees incurred by the Fund that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, to prevent management fees from exceeding 0.79% of the Fund’s daily net assets.

ALPHA ARCHITECT ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund,” and collectively, the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

ALPHA ARCHITECT ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	84.25%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	87.29%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETFs

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2022. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$746,989	$0.143652	100.00%
Alpha Architect International Quantitative Momentum ETF	305,362	0.125922	95.61%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ALPHA ARCHITECT ETFs

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	33	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	33	Citadel Federal Credit Union (pro bono service for non- profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	33	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	33	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETFs

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, Alpha Architect, LLC (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on September 26, 2022 to consider the approval of Advisory Agreement between the Trust, on behalf of the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF series of the Trust (collectively the “Funds”), and Empowered Funds, LLC (the “Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to the Funds, monitoring compliance with the Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s incremental workload regarding the application of derivatives for hedging signals as needed.

Performance. The Board considered the relative performance information for the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds. Peer performance information was provided in quartiles, ranging from quartile one (the worst performing) to quartile four (the best performing).

For the Alpha Architect U.S. Quantitative Value ETF (“QVAL”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of June 29, 2022. It was noted that QVAL realized a negative 8% return for the prior one-year period, placing it in the first (lowest) quartile of performance versus its ETF peers and the second quartile of performance against its mutual fund peers. For the three-year period, it was noted that QVAL realized a positive 31% return, placing it in the third quartile of performance versus its ETF peers and the fourth (highest) quartile of performance against its mutual fund peers.

For the Alpha Architect International Quantitative Value ETF (“IVAL”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of June 29, 2022. It was noted that IVAL realized a negative 19% return for the prior one-year period, placing it in the third quartile of performance versus its ETF peers and the fourth (highest) quartile of performance against its mutual fund peers. For the three-year period, it was noted that IVAL realized a negative 8% return, placing it in the first (lowest) quartile of performance versus its ETF peers and the first (lowest) quartile of performance against its mutual fund peers.

For the Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of June 29, 2022. It was noted that QMOM realized a negative 14% return for the prior one-year period, placing it in the second quartile of performance versus its ETF peers and the fourth (highest) quartile of performance against its mutual fund peers. For the three-year period, it was noted that QMOM realized a positive 33% return, placing it in the fourth (highest) quartile of performance versus its ETF peers and the fourth (highest) quartile of performance against its mutual fund peers.

For the Alpha Architect International Quantitative Momentum ETF (“IMOM”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

June 29, 2022. It was noted that IMOM realized a negative 26% return for the prior one-year period, placing it in the first (lowest) quartile of performance versus its ETF peers and the third quartile of performance against its mutual fund peers. For the three-year period, it was noted that IMOM realized a negative 3% return, placing it in the first (lowest) quartile of performance versus its ETF peers and the second quartile of performance against its mutual fund peers.

The Board noted that the Alpha Architect Value Momentum Trend ETF (“VMOT”) has a blended benchmarked, which is comprised of 35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 30% Solactive 1-3 month U.S. T-Bill Index, as shown in the Trust’s prospectus. In addition, the Board of Trustees has refined a separate benchmark for VMOT, which is a blend of ten comparable ETFs and is calculated in the “Board” materials.

The Board considered two separate third-party peer group analyses that included performance against both other exchanged-traded funds and mutual funds, each of which reflected data as of June 24, 2022 and June 29, 2022. One report compared VMOT’s performance versus peers that engaged in hedging; and the other report compared VMOT’s performance versus unhedged peers.

For the unhedged report, which reflected data as of June 29, 2022, it was noted that VMOT realized a negative 7% return for the prior one-year period, placing it in the second quartile of performance versus its ETF peers and the third quartile of performance against its mutual fund peers. For the three-year period, it was noted that VMOT realized a positive 9% return, placing it in the first (lowest) quartile of performance versus both its ETF and mutual fund peers.

For the hedged report, which reflected data as of June 24, 2022, it was noted that VMOT realized a negative 10% return, for the prior one-year period, placing it in the third quartile of performance versus its ETF peers and the first (lowest) quartile of performance against its mutual fund peers. For the three-year period, it was noted that VMOT realized a positive 4% return, placing it in the third quartile of performance versus its ETF peers and the first (lowest) quartile of performance against its mutual fund peers.

Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for each Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds on both a standard and active share basis. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). The Board considered the third-party peer group analysis that included comparison of the Funds’ anticipated net expense ratio against funds that were both exchanged-traded funds and mutual funds. The Alpha Architect U.S. Quantitative Value ETF’s total expense ratio (for both gross and net fees) were in the second quartile for ETFs and first (lowest) quartile for mutual funds. The Alpha Architect U.S. Quantitative Value ETF’s management fee was in the second quartile for ETFs and first (lowest) quartile for mutual funds. The Alpha Architect International Quantitative Value ETF’s total expense ratio (for both gross and net fees) were in the fourth (highest) quartile for ETFs and first (lowest) quartile for mutual funds. The Alpha Architect International Quantitative Value ETF’s management fee was in the fourth (highest) quartile for ETFs and first (lowest) quartile for mutual funds. The Alpha Architect U.S. Quantitative Momentum ETF’s total expense ratio (for both gross and net fees) were in the fourth (highest) quartile for ETFs. The Alpha Architect U.S. Quantitative Momentum ETF’s total expense ratio for gross and net fees were in the first (lowest) and second quartiles, respectively, for mutual funds. The Alpha Architect U.S. Quantitative Momentum ETF’s management fee was in the fourth (highest) quartile for ETFs and second quartile for mutual funds. The Alpha Architect International Quantitative Momentum ETF’s total expense ratio (for both gross and net fees) were in the second quartile for ETFs and first (lowest) quartile for mutual funds. The Alpha Architect International Quantitative Momentum ETF’s management fee was in the third quartile for ETFs and first (lowest) quartile for mutual funds. The Alpha Architect Value Momentum Trend ETF’s total expense ratio (for both gross and net fees) were in the second quartile for ETFs and first (lowest) quartile for mutual funds. The Alpha Architect Value Momentum Trend ETF’s management fee was in the first (lowest) quartile for ETFs and first (lowest) quartile for mutual funds. The Board determined that the Funds’ proposed fee levels were reasonable.

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreements. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fee for the Fund does not include breakpoints, but concluded that it was still premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

ALPHA ARCHITECT ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://etfsite.alphaarchitect.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://etfsite.alphaarchitect.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://etfsite.alphaarchitect.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Alpha Architect U.S. Quantitative Value ETF

Symbol – QVAL

CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF

Symbol – IVAL

CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF

Symbol – QMOM

CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF

Symbol – IMOM

CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF

Symbol – VMOT

CUSIP – 02072L508

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$6,750	$6,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following tables indicate the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Alpha Architect U.S. Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect Value Momentum Trend ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	December 2, 2022

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	December 2, 2022